Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents (Note 1)	¥ 412,814	¥ 520,645
Short-term investments (Note 2)	1,767	956
Trade receivables, net (Note 3)	559,836	612,953
Inventories (Note 4)	584,756	611,281
Prepaid expenses and other current assets (Notes 6, 14 and 17)	286,792	304,346
Total current assets	1,845,965	2,050,181
Noncurrent receivables (Note 19)	17,135	18,230
Investments (Note 2)	48,361	42,556
Property, plant and equipment, net (Notes 5 and 6)	1,089,671	1,090,992
Operating lease right-of-use assets (Note 18)	114,418
Intangible assets, net (Note 7)	347,921	391,021
Goodwill (Note 7)	898,661	908,511
Other assets (Notes 6, 10 and 11)	406,219	397,974
Total assets	4,768,351	4,899,465
Current liabilities:
Short-term loans and current portion of long-term debt (Note 8)	42,034	38,527
Trade payables (Note 9)	305,312	352,489
Accrued income taxes (Note 11)	18,801	41,264
Accrued expenses (Notes 10 and 19)	324,891	321,137
Current operating lease liabilities (Note 18)	31,884
Other current liabilities (Notes 5, 14 and 17)	237,576	276,237
Total current liabilities	960,498	1,029,654
Long-term debt, excluding current installments (Notes 8 and 20)	357,340	361,962
Accrued pension and severance cost (Note 10)	368,507	382,789
Noncurrent operating lease liabilities (Note 18)	83,688
Other noncurrent liabilities (Note 11)	106,400	107,147
Total liabilities	1,876,433	1,881,552
Commitments and contingent liabilities (Note 19)
Canon Inc. shareholders' equity:
Common stock Authorized 3,000,000,000 shares; issued 1,333,763,464 shares in 2019 and 2018	174,762	174,762
Additional paid-in capital	405,017	404,389
Legal reserve (Note 12)	67,572	67,116
Retained earnings (Note 12)	3,462,182	3,508,908
Accumulated other comprehensive income (loss) (Note 13)	(308,442)	(269,071)
Treasury stock, at cost; 269,928,993 shares in 2019 and 254,013,641 shares in 2018	(1,108,496)	(1,058,502)
Total Canon Inc. shareholders' equity	2,692,595	2,827,602
Noncontrolling interests	199,323	190,311
Total equity	2,891,918	3,017,913
Total liabilities and equity	¥ 4,768,351	¥ 4,899,465